LVIP SSGA Small-Cap Index Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.32%
Aerospace & Defense–0.66%
†AAR	30,398	$ 985,807
Aerojet Rocketdyne Holdings	65,168	2,838,066
†AeroVironment	19,381	1,672,968
†AerSale	6,800	115,600
†Astronics	22,805	320,638
†Byrna Technologies	15,900	347,574
†Ducommun	9,800	493,430
Kaman	23,952	854,368
†Kratos Defense & Security Solutions	107,950	2,408,364
Maxar Technologies	62,200	1,761,504
Moog Class A	25,681	1,957,663
National Presto Industries	4,772	391,686
†PAE	58,300	348,634
Park Aerospace	17,188	235,132
†Parsons	22,300	752,848
†Triumph Group	56,500	1,052,595
†Vectrus	10,700	537,996
		17,074,873
Air Freight & Logistics–0.33%
†Air Transport Services Group	51,076	1,318,271
†Atlas Air Worldwide Holdings	24,320	1,986,457
†Echo Global Logistics	23,291	1,111,214
Forward Air	23,739	1,970,812
†Hub Group Class A	28,444	1,955,525
†Radiant Logistics	38,676	247,140
		8,589,419
Airlines–0.35%
†Allegiant Travel	13,084	2,557,660
†Frontier Group Holdings	29,900	472,121
†Hawaiian Holdings	43,825	949,250
†Mesa Air Group	28,000	214,480
†SkyWest	42,292	2,086,687
†Spirit Airlines	87,794	2,277,377
†Sun Country Airlines Holdings	14,900	499,746
		9,057,321
Auto Components–1.25%
†Adient	81,700	3,386,465
†American Axle & Manufacturing Holdings	95,984	845,619
†Cooper-Standard Holdings	14,700	322,077
Dana	123,472	2,746,017
†Dorman Products	22,973	2,174,854
†Fox Factory Holding	36,304	5,247,380
†Gentherm	28,464	2,303,592
†Goodyear Tire & Rubber	238,293	4,217,786
LCI Industries	21,304	2,868,158
†Modine Manufacturing	43,922	497,636
†Motorcar Parts of America	16,500	321,750
Patrick Industries	19,371	1,613,604
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
Standard Motor Products	17,451	$ 762,783
†Stoneridge	23,431	477,758
†Tenneco Class A	60,577	864,434
†Visteon	23,800	2,246,482
†XL Fleet	33,800	208,208
†XPEL	15,500	1,175,830
		32,280,433
Automobiles–0.26%
†Arcimoto	26,200	299,466
†Canoo	92,200	709,018
†Fisker	138,200	2,024,630
†Lordstown Motors Class A	87,100	695,058
Winnebago Industries	28,073	2,033,889
†Workhorse Group	107,400	821,610
		6,583,671
Banks–7.90%
1st Source	14,434	681,862
Allegiance Bancshares	16,100	614,215
Altabancorp	15,355	678,077
Amalgamated Financial	11,900	188,258
†Amerant Bancorp	18,100	447,794
American National Bankshares	9,000	297,360
Ameris Bancorp	57,812	2,999,287
Arrow Financial	12,291	422,318
Associated Banc-Corp	129,900	2,782,458
†Atlantic Capital Bancshares	16,208	429,350
Atlantic Union Bankshares	65,492	2,413,380
Banc of California	37,438	692,229
BancFirst	14,886	894,946
†Bancorp	47,247	1,202,436
BancorpSouth Bank	89,231	2,657,299
Bank First	5,900	418,133
Bank of Marin Bancorp	14,098	532,200
Bank of NT Butterfield & Son	42,200	1,498,522
BankUnited	79,500	3,324,690
Banner	29,219	1,613,181
Bar Harbor Bankshares	13,168	369,362
Berkshire Hills Bancorp	43,593	1,176,139
Blue Ridge Bankshares	14,800	260,332
Brookline Bancorp	66,219	1,010,502
Bryn Mawr Bank	16,764	770,306
Business First Bancshares	18,300	428,037
Byline Bancorp	21,400	525,584
Cadence BanCorp	105,734	2,321,919
Cambridge Bancorp	5,870	516,560
Camden National	12,355	591,805
Capital Bancorp	9,000	216,540
Capital City Bank Group	11,584	286,588
Capstar Financial Holdings	16,887	358,680
†Carter Bankshares	23,819	338,706
Cathay General Bancorp	64,403	2,665,640
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
CBTX	15,500	$ 408,890
Central Pacific Financial	25,430	653,042
Century Bancorp Class A	1,961	225,986
CIT Group	85,000	4,415,750
Citizens & Northern	13,213	333,760
City Holding	13,497	1,051,551
Civista Bancshares	12,200	283,406
CNB Financial	13,395	326,034
†Coastal Financial	8,000	254,880
Columbia Banking System	61,793	2,347,516
Community Bank System	46,119	3,155,462
Community Trust Bancorp	13,330	561,193
ConnectOne Bancorp	32,769	983,398
†CrossFirst Bankshares	42,400	551,200
†Customers Bancorp	25,080	1,078,942
CVB Financial	108,959	2,219,495
Dime Community Bancshares	30,363	991,656
Eagle Bancorp	27,546	1,583,895
Eastern Bankshares	148,100	3,006,430
Enterprise Bancorp	7,463	268,295
Enterprise Financial Services	31,070	1,406,850
Equity Bancshares Class A	12,100	403,898
Farmers National Banc	23,492	369,059
FB Financial	28,771	1,233,700
Fidelity D&D Bancorp	3,800	191,634
Financial Institutions	13,567	415,829
First Bancorp	8,980	261,677
First Bancorp (North Carolina)	24,309	1,045,530
First BanCorp (Puerto Rico)	180,635	2,375,350
First Bancshares	17,200	667,016
First Bank	13,400	188,806
First Busey	41,535	1,023,007
First Commonwealth Financial	81,939	1,116,829
First Community Bancshares	14,234	451,502
First Financial	10,169	427,606
First Financial Bancorp	80,417	1,882,562
First Financial Bankshares	112,184	5,154,855
First Foundation	34,105	896,961
First Internet Bancorp	8,292	258,545
First Interstate BancSystem Class A	36,046	1,451,212
First Merchants	47,168	1,973,509
First Mid Bancshares	14,313	587,692
First Midwest Bancorp	98,855	1,879,234
First of Long Island	19,854	408,992
Five Star Bancorp	4,500	107,730
Flushing Financial	25,197	569,452
Fulton Financial	133,600	2,041,408
German American Bancorp	21,577	833,520
Glacier Bancorp	82,343	4,557,685
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Great Southern Bancorp	8,870	$ 486,165
Great Western Bancorp	47,600	1,558,424
Guaranty Bancshares	6,628	237,614
Hancock Whitney	73,975	3,485,702
Hanmi Financial	28,442	570,547
Harborone Bancorp	43,558	611,554
HBT Financial	6,300	97,965
Heartland Financial USA	33,638	1,617,315
Heritage Commerce	49,538	576,127
Heritage Financial	32,255	822,502
Hilltop Holdings	55,575	1,815,635
Home BancShares	130,628	3,073,677
HomeTrust Bancshares	12,641	353,695
Hope Bancorp	99,158	1,431,842
Horizon Bancorp	36,582	664,695
†Howard Bancorp	14,200	287,976
Independent Bank	47,867	2,605,850
Independent Bank Group	32,860	2,334,374
International Bancshares	46,264	1,926,433
Investors Bancorp	198,886	3,005,167
Lakeland Bancorp	41,678	734,783
Lakeland Financial	21,217	1,511,499
Live Oak Bancshares	27,600	1,756,188
Macatawa Bank	20,097	161,379
Mercantile Bank	13,133	420,650
Metrocity Bankshares	16,200	339,714
†Metropolitan Bank Holding	7,000	590,100
Mid Penn Bancorp	8,200	225,910
Midland States Bancorp	18,204	450,185
MidWestOne Financial Group	12,142	366,203
MVB Financial	8,200	351,206
National Bank Holdings Class A	25,852	1,046,489
NBT Bancorp	35,939	1,298,117
†Nicolet Bankshares	9,300	689,874
Northrim BanCorp	4,977	211,572
OceanFirst Financial	50,767	1,086,921
OFG Bancorp	43,588	1,099,289
Old National Bancorp	141,317	2,395,323
Old Second Bancorp	22,946	299,675
Origin Bancorp	18,900	800,415
Orrstown Financial Services	10,000	234,000
Pacific Premier Bancorp	81,782	3,389,046
Park National	12,576	1,533,643
Peapack Gladstone Financial	15,291	510,108
Peoples Bancorp	22,740	718,811
Peoples Financial Services	5,977	272,372
Preferred Bank	12,646	843,235
Primis Financial	19,800	286,308
QCR Holdings	13,700	704,728
RBB Bancorp	11,932	300,806
Red River Bancshares	4,200	209,370
Reliant Bancorp	14,648	462,730
Renasant	47,808	1,723,478

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Republic Bancorp Class A	7,125	$ 360,881
†Republic First Bancorp	43,487	133,940
S&T Bancorp	31,924	940,800
Sandy Spring Bancorp	39,917	1,828,997
Seacoast Banking Corp. of Florida	47,044	1,590,558
ServisFirst Bancshares	43,800	3,407,640
Sierra Bancorp	12,266	297,818
†Silvergate Capital Class A	20,600	2,379,300
Simmons First National Class A	92,752	2,741,749
SmartFinancial	12,800	330,880
South Plains Financial	9,277	226,173
†Southern First Bancshares	7,215	386,003
Southside Bancshares	27,067	1,036,395
SouthState	60,171	4,492,969
Spirit of Texas Bancshares	12,200	295,240
Stock Yards Bancorp	20,932	1,227,662
Summit Financial Group	9,178	224,953
†Texas Capital Bancshares	44,200	2,652,884
Tompkins Financial	12,059	975,694
Towne Bank	57,837	1,799,309
TriCo Bancshares	24,113	1,046,504
†TriState Capital Holdings	25,600	541,440
†Triumph Bancorp	20,400	2,042,652
Trustmark	54,279	1,748,869
UMB Financial	38,382	3,711,923
United Bankshares	107,778	3,920,964
United Community Banks	75,756	2,486,312
Univest Financial	23,920	655,169
Valley National Bancorp	347,376	4,623,575
Veritex Holdings	40,882	1,609,116
Washington Trust Bancorp	14,675	777,482
WesBanco	54,495	1,857,190
West Bancorporation	14,496	435,315
Westamerica Bancorporation	21,981	1,236,651
		204,117,519
Beverages–0.41%
†Celsius Holdings	46,800	4,216,212
Coca-Cola Consolidated	4,213	1,660,680
†Duckhorn Portfolio	17,300	395,997
MGP Ingredients	12,000	781,200
National Beverage	20,334	1,067,332
†NewAge	109,300	151,927
Primo Water	136,200	2,141,064
†Zevia PBC Class A	8,800	101,288
		10,515,700
Biotechnology–9.57%
†4D Molecular Therapeutics	18,200	490,854
†89bio	9,600	188,064
†ACADIA Pharmaceuticals	103,900	1,725,779
†Acumen Pharmaceuticals	4,300	63,898
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Adagio Therapeutics	17,200	$ 726,528
†Adicet Bio	17,900	140,336
†Adverum Biotechnologies	73,300	159,061
†Aeglea BioTherapeutics	39,900	317,205
†Aerovate Therapeutics	6,600	138,468
†Affimed	103,300	638,394
†Agenus	170,800	896,700
†Agios Pharmaceuticals	53,300	2,459,795
†Akebia Therapeutics	137,786	396,824
†Akero Therapeutics	22,000	491,700
†Akouos	23,700	275,157
†Albireo Pharma	15,800	492,960
†Aldeyra Therapeutics	41,600	365,248
†Alector	50,289	1,147,595
†Aligos Therapeutics	17,800	276,078
†Alkermes	140,500	4,333,020
†Allakos	30,400	3,218,448
†Allogene Therapeutics	58,900	1,513,730
†Allovir	27,200	681,632
†Alpine Immune Sciences	10,000	106,700
†Altimmune	31,600	357,396
†ALX Oncology Holdings	15,700	1,159,602
†Amicus Therapeutics	229,100	2,187,905
†AnaptysBio	17,700	480,024
†Anavex Life Sciences	54,500	978,275
†Anika Therapeutics	12,995	553,067
†Annexon	26,800	498,748
†Apellis Pharmaceuticals	56,804	1,872,260
†Applied Molecular Transport	22,700	587,249
†Applied Therapeutics	16,400	272,240
†AquaBounty Technologies	45,000	183,150
†Arbutus Biopharma	65,000	278,850
†Arcturus Therapeutics Holdings	18,500	883,930
†Arcus Biosciences	39,200	1,366,904
†Arcutis Biotherapeutics	23,700	566,193
†Ardelyx	70,600	93,192
†Arena Pharmaceuticals	53,010	3,156,745
†Arrowhead Pharmaceuticals	88,932	5,552,025
†Atara Biotherapeutics	73,300	1,312,070
†Athenex	72,900	219,429
†Athersys	170,700	227,031
†Atossa Therapeutics	104,700	341,322
†Atreca Class A	22,500	140,175
†Avid Bioservices	54,900	1,184,193
†Avidity Biosciences	30,800	758,604
†Avita Medical	20,400	361,488
†Avrobio	34,185	190,752
†Beam Therapeutics	43,200	3,758,832
†Beyondspring	19,100	301,016
†BioAtla	11,800	347,392
†BioCryst Pharmaceuticals	156,603	2,250,385
†Biohaven Pharmaceutical Holding	48,300	6,709,353

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Biomea Fusion	7,400	$ 88,578
†Bioxcel Therapeutics	12,930	392,426
†Black Diamond Therapeutics	19,000	160,740
†Bluebird Bio	58,500	1,117,935
†Blueprint Medicines	51,348	5,279,088
†Bolt Biotherapeutics	16,900	213,785
†Bridgebio Pharma	94,285	4,419,138
†Brooklyn ImmunoTherapeutics	26,300	244,590
†C4 Therapeutics	33,500	1,496,780
†Cardiff Oncology	31,100	207,126
†CareDx	43,700	2,769,269
†Caribou Biosciences	14,600	348,502
†Catalyst Pharmaceuticals	83,200	440,960
†Celcuity	8,100	145,800
†Celldex Therapeutics	38,900	2,100,211
†CEL-SCI	34,400	378,056
†Century Therapeutics	8,300	208,828
†Cerevel Therapeutics Holdings	32,700	964,650
†ChemoCentryx	46,645	797,629
†Chimerix	61,700	381,923
†Chinook Therapeutics	27,360	349,114
†Clene	21,600	147,528
†Clovis Oncology	100,035	446,156
†Codiak Biosciences	15,500	253,115
†Cogent Biosciences	31,800	267,438
†Coherus Biosciences	55,205	887,144
†Cortexyme	17,500	1,604,050
†Crinetics Pharmaceuticals	31,468	662,401
†Cue Biopharma	26,400	384,648
†Cullinan Oncology	20,600	464,942
†Curis	74,200	580,986
†Cytokinetics	67,666	2,418,383
†CytomX Therapeutics	58,000	295,220
†Day One Biopharmaceuticals	9,500	225,435
†Deciphera Pharmaceuticals	35,087	1,192,256
†Denali Therapeutics	79,200	3,995,640
†Dermtech	22,100	709,631
†Design Therapeutics	12,300	180,687
†Dicerna Pharmaceuticals	59,800	1,205,568
†Dynavax Technologies	94,115	1,807,949
†Dyne Therapeutics	25,800	418,992
†Eagle Pharmaceuticals	10,000	557,800
†Editas Medicine	59,538	2,445,821
†Eiger BioPharmaceuticals	28,300	189,044
†Eliem Therapeutics	4,600	82,708
†Emergent BioSolutions	42,748	2,140,392
†Enanta Pharmaceuticals	17,300	982,813
†Epizyme	76,400	391,168
†Erasca	17,800	377,716
†Evelo Biosciences	28,300	199,232
†Fate Therapeutics	70,454	4,175,809
†FibroGen	76,400	780,808
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Finch Therapeutics Group	6,500	$ 84,500
†Flexion Therapeutics	39,500	240,950
†Foghorn Therapeutics	17,400	242,382
†Forma Therapeutics Holdings	27,600	640,044
†Forte Biosciences	9,700	28,712
†Fortress Biotech	62,500	201,250
†Frequency Therapeutics	27,000	190,620
†G1 Therapeutics	33,289	446,738
†Gemini Therapeutics	18,800	75,952
†Generation Bio	39,100	980,237
†Geron	273,794	375,098
†Global Blood Therapeutics	52,100	1,327,508
†Gossamer Bio	53,000	666,210
†Graphite Bio	11,000	180,290
†Greenwich Lifesciences	3,500	136,745
†Gritstone Bio	36,000	388,800
†GT Biopharma	19,000	128,060
†Halozyme Therapeutics	122,443	4,980,981
†Harpoon Therapeutics	15,400	121,660
†Heron Therapeutics	79,392	848,700
†Homology Medicines	34,600	272,302
†Hookipa Pharma	15,600	91,884
†Humanigen	40,200	238,386
†iBio	209,300	221,858
†Icosavax	9,700	287,023
†Ideaya Biosciences	28,400	723,916
†IGM Biosciences	7,400	486,624
†Imago Biosciences	6,200	124,186
†Immuneering Class A	5,900	156,645
†Immunic	13,300	117,705
†ImmunityBio	61,000	594,140
†ImmunoGen	167,593	950,252
†Immunovant	33,200	288,508
†Impel Neuropharma	5,100	62,118
†Infinity Pharmaceuticals	87,800	300,276
†Inhibrx	25,000	832,750
†Inovio Pharmaceuticals	180,400	1,291,664
†Inozyme Pharma	12,578	145,779
†Insmed	100,400	2,765,016
†Instil Bio	16,300	291,363
†Intellia Therapeutics	59,500	7,981,925
†Intercept Pharmaceuticals	24,100	357,885
†Invitae	174,680	4,966,152
†Ironwood Pharmaceuticals	125,972	1,645,194
†iTeos Therapeutics	17,500	472,500
†IVERIC bio	87,100	1,414,504
†Janux Therapeutics	9,600	207,648
†Jounce Therapeutics	28,300	210,269
†Kadmon Holdings	148,972	1,297,546
†KalVista Pharmaceuticals	17,900	312,355
†Karuna Therapeutics	19,300	2,360,969
†Karyopharm Therapeutics	60,962	354,799
†Keros Therapeutics	13,600	538,016

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Kezar Life Sciences	27,400	$ 236,736
†Kiniksa Pharmaceuticals Class A	24,600	280,194
†Kinnate Biopharma	22,100	508,742
†Kodiak Sciences	29,315	2,813,654
†Kronos Bio	33,400	700,064
†Krystal Biotech	15,400	804,034
†Kura Oncology	56,899	1,065,718
†Kymera Therapeutics	28,800	1,691,712
†Lexicon Pharmaceuticals	58,316	280,500
†Ligand Pharmaceuticals	13,165	1,834,148
†Lineage Cell Therapeutics	103,900	261,828
†Lyell Immunopharma	20,300	300,440
†MacroGenics	51,300	1,074,222
†Madrigal Pharmaceuticals	9,735	776,756
†Magenta Therapeutics	25,747	187,438
†MannKind	213,100	926,985
†MaxCyte	13,500	164,835
†MEI Pharma	89,800	247,848
†MeiraGTx Holdings	25,592	337,303
†Mersana Therapeutics	59,700	562,971
†MiMedx Group	96,400	584,184
†Mirum Pharmaceuticals	6,400	127,488
†Molecular Templates	31,200	209,352
†Monte Rosa Therapeutics	8,000	178,240
†Morphic Holding	17,800	1,008,192
†Mustang Bio	56,300	151,447
†Myriad Genetics	66,400	2,144,056
†Neoleukin Therapeutics	29,800	215,454
†NexImmune	13,081	198,046
†Nkarta	13,300	369,873
†Nurix Therapeutics	27,900	835,884
†Nuvalent Class A	7,600	171,380
†Ocugen	161,800	1,161,724
†Olema Pharmaceuticals	21,800	600,808
†Omega Therapeutics	2,900	54,665
†Oncocyte	64,237	228,684
†Oncorus	17,500	163,450
†Oncternal Therapeutics	45,500	189,735
†OPKO Health	344,800	1,258,520
†Organogenesis Holdings	32,500	462,800
†ORIC Pharmaceuticals	25,800	539,478
†Outlook Therapeutics	72,800	157,976
†Oyster Point Pharma	9,000	106,650
†Passage Bio	32,300	321,708
†PMV Pharmaceuticals	22,700	676,460
†Portage Biotech	3,600	73,152
†Poseida Therapeutics	28,300	206,307
†Praxis Precision Medicines	25,900	478,891
†Precigen	82,000	409,180
†Precision BioSciences	40,700	469,678
†Prelude Therapeutics	10,400	325,000
†Prometheus Biosciences	10,700	253,697
†Protagonist Therapeutics	36,400	645,008
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Prothena	30,700	$ 2,186,761
†PTC Therapeutics	60,424	2,248,377
†Puma Biotechnology	28,600	200,486
†Radius Health	40,100	497,641
†Rallybio	2,300	40,434
†Rapt Therapeutics	16,600	515,430
†Recursion Pharmaceuticals Class A	22,400	515,424
†REGENXBIO	35,200	1,475,584
†Relay Therapeutics	50,900	1,604,877
†Reneo Pharmaceuticals	5,600	41,720
†Replimune Group	25,776	764,001
†REVOLUTION Medicines	51,500	1,416,765
†Rhythm Pharmaceuticals	37,988	496,123
†Rigel Pharmaceuticals	143,663	521,497
†Rocket Pharmaceuticals	34,200	1,022,238
†Rubius Therapeutics	39,500	706,260
†Sana Biotechnology	72,200	1,625,944
†Sangamo Therapeutics	101,289	912,614
†Scholar Rock Holding	25,100	828,802
†Selecta Biosciences	75,600	314,496
†Sensei Biotherapeutics	14,400	151,488
†Seres Therapeutics	59,700	415,512
†Sesen Bio	179,600	142,459
†Shattuck Labs	23,300	474,854
†Sigilon Therapeutics	9,640	54,466
†Silverback Therapeutics	15,400	153,692
†Solid Biosciences	49,700	118,783
†Sorrento Therapeutics	238,000	1,815,940
†Spectrum Pharmaceuticals	129,925	283,237
†Spero Therapeutics	20,824	383,370
†SpringWorks Therapeutics	25,300	1,605,032
†Spruce Biosciences	7,900	47,479
†SQZ Biotechnologies	19,500	281,190
†Stoke Therapeutics	16,400	417,216
†Summit Therapeutics	21,200	106,212
†Surface Oncology	28,600	216,502
†Sutro Biopharma	37,200	702,708
†Syndax Pharmaceuticals	38,606	737,761
†Syros Pharmaceuticals	49,300	220,371
†Talaris Therapeutics	7,600	103,056
†Taysha Gene Therapies	19,100	355,642
†TCR2 Therapeutics	26,000	221,260
†Tenaya Therapeutics	10,200	210,630
†TG Therapeutics	112,000	3,727,360
†Tonix Pharmaceuticals Holding	279,800	168,188
†Travere Therapeutics	50,800	1,231,900
†Trevena	140,100	172,323
†Trillium Therapeutics	84,900	1,490,844
†Turning Point Therapeutics	40,000	2,657,200
†Twist Bioscience	41,100	4,396,467
†UroGen Pharma	18,000	302,760
†Vanda Pharmaceuticals	46,481	796,684

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Vaxart	107,000	$ 850,650
†Vaxcyte	35,800	908,246
†VBI Vaccines	166,500	517,815
†Vera Therapeutics	5,500	95,425
†Veracyte	59,000	2,740,550
†Verastem	154,800	476,784
†Vericel	40,600	1,981,280
†Verve Therapeutics	13,000	611,000
†Viking Therapeutics	57,436	360,698
†Vincerx Pharma	7,600	122,892
†Vir Biotechnology	52,500	2,284,800
†Viracta Therapeutics	33,800	271,076
†VistaGen Therapeutics	172,300	472,102
†Vor BioPharma	14,300	224,224
†Werewolf Therapeutics	6,500	111,540
XBiotech	12,184	157,783
†Xencor	48,600	1,587,276
†XOMA	5,300	131,175
†Y-mAbs Therapeutics	30,100	859,054
†Zentalis Pharmaceuticals	31,100	2,072,504
†ZIOPHARM Oncology	188,717	343,465
		247,309,867
Building Products–1.31%
AAON	36,617	2,392,555
†American Woodmark	14,575	952,768
Apogee Enterprises	22,947	866,479
Caesarstone	18,900	234,738
†Cornerstone Building Brands	46,291	676,311
CSW Industrials	12,900	1,647,330
†Gibraltar Industries	28,491	1,984,398
Griffon	42,031	1,033,963
Insteel Industries	17,239	655,944
†JELD-WEN Holding	72,500	1,814,675
†Masonite International	20,988	2,227,456
†PGT Innovations	48,395	924,344
Quanex Building Products	27,852	596,311
†Resideo Technologies	124,800	3,093,792
Simpson Manufacturing	37,689	4,031,592
UFP Industries	51,610	3,508,448
†View	74,200	402,164
Zurn Water Solution	105,264	6,767,423
		33,810,691
Capital Markets–1.57%
Artisan Partners Asset Management Class A	50,400	2,465,568
†Assetmark Financial Holdings	14,700	365,589
Associated Capital Group Class A	1,851	69,246
B. Riley Financial	18,223	1,075,886
BGC Partners Class A	285,100	1,485,371
†Blucora	40,568	632,455
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Brightsphere Investment Group	49,500	$ 1,293,435
Cohen & Steers	21,469	1,798,458
Cowen Class A	23,508	806,560
Diamond Hill Investment Group	2,532	444,771
†Donnelley Financial Solutions	25,900	896,658
Federated Hermes	82,600	2,684,500
†Focus Financial Partners Class A	51,300	2,686,581
GAMCO Investors Class A	5,295	139,682
GCM Grosvenor Class A	37,000	426,240
Greenhill & Co.	13,290	194,300
Hamilton Lane Class A	29,700	2,519,154
Houlihan Lokey	44,564	4,104,344
Moelis & Co. Class A	53,200	3,291,484
†Open Lending Class A	91,200	3,289,584
Oppenheimer Holdings Class A	7,802	353,353
Piper Sandler	15,168	2,100,161
PJT Partners Class A	20,800	1,645,488
Pzena Investment Management Class A	16,059	158,021
Sculptor Capital Management	17,900	499,231
StepStone Group	35,100	1,496,664
†Stonex Group	14,324	943,952
Value Line	2,000	68,520
Virtus Investment Partners	6,432	1,995,978
WisdomTree Investments	116,108	658,332
		40,589,566
Chemicals–1.87%
†AdvanSix	22,400	890,400
American Vanguard	26,695	401,760
†Amyris	146,500	2,011,445
Avient	78,271	3,627,861
Balchem	27,909	4,048,759
Cabot	48,100	2,410,772
Chase	6,239	637,314
†Danimer Scientific	59,100	965,694
Ecovyst	40,300	469,898
†Ferro	71,587	1,456,079
FutureFuel	23,508	167,612
†GCP Applied Technologies	43,700	957,904
Hawkins	17,118	597,076
HB Fuller	45,009	2,905,781
†Ingevity	34,453	2,458,911
Innospec	21,104	1,777,379
†Intrepid Potash	8,900	275,010
†Koppers Holdings	18,460	577,060
†Kraton	26,941	1,229,587
Kronos Worldwide	18,889	234,412

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†Livent	141,200	$ 3,263,132
†Marrone Bio Innovations	101,200	91,181
Minerals Technologies	28,864	2,015,862
†Orion Engineered Carbons	54,295	989,798
†PureCycle Technologies	30,500	405,040
Quaker Chemical	11,813	2,808,186
†Rayonier Advanced Materials	52,800	396,000
Sensient Technologies	36,095	3,287,532
Stepan	18,470	2,086,002
Tredegar	24,430	297,557
Trinseo	33,200	1,792,136
Tronox Holdings Class A	98,800	2,435,420
Valhi	3,100	72,323
†Zymergen	16,500	217,305
		48,258,188
Commercial Services & Supplies–1.74%
ABM Industries	58,323	2,625,118
ACCO Brands	79,824	685,688
Brady Class A	40,337	2,045,086
†BrightView Holdings	34,500	509,220
Brink's	41,760	2,643,408
†Casella Waste Systems Class A	43,134	3,275,596
†CECO Environmental	32,964	232,067
†Cimpress	14,734	1,279,353
CompX International	1,938	40,272
†CoreCivic	106,000	943,400
Covanta Holding	104,100	2,094,492
Deluxe	35,940	1,289,887
Ennis	22,762	429,064
†Harsco	69,000	1,169,550
Healthcare Services Group	64,781	1,618,877
†Heritage-Crystal Clean	13,854	401,489
Herman Miller	65,705	2,474,450
HNI	37,075	1,361,394
Interface	49,721	753,273
†KAR Auction Services	101,700	1,666,863
Kimball International Class B	31,602	353,942
Matthews International Class A	27,310	947,384
†Montrose Environmental Group	19,200	1,185,408
NL Industries	9,936	57,231
Pitney Bowes	154,700	1,115,387
†RR Donnelley & Sons	60,700	311,998
†SP Plus	19,497	597,973
Steelcase Class A	74,898	949,707
†Team	26,897	80,960
Tetra Tech	46,791	6,987,768
UniFirst	13,167	2,799,567
†US Ecology	26,896	870,086
†Viad	16,913	768,019
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
VSE	8,966	$ 431,892
		44,995,869
Communications Equipment–0.65%
ADTRAN	42,948	805,705
†Aviat Networks	8,300	272,738
†CalAmp	29,972	298,222
†Calix	47,431	2,344,514
†Cambium Networks	7,700	278,663
†Casa Systems	25,968	176,063
†Clearfield	9,500	419,425
Comtech Telecommunications	22,375	573,024
†Digi International	28,443	597,872
†DZS	14,500	177,770
†EMCORE	31,300	234,124
†Extreme Networks	110,345	1,086,898
†Harmonic	86,088	753,270
†Infinera	152,723	1,270,655
†Inseego	71,300	474,858
†KVH Industries	14,075	135,542
†NETGEAR	25,534	814,790
†NetScout Systems	59,656	1,607,729
†Plantronics	36,551	939,726
†Ribbon Communications	58,802	351,636
†Viavi Solutions	202,600	3,188,924
		16,802,148
Construction & Engineering–1.32%
†Ameresco Class A	27,121	1,584,680
†API Group	170,800	3,475,780
Arcosa	42,200	2,117,174
Argan	13,224	577,492
Comfort Systems	31,136	2,220,620
†Concrete Pumping Holdings	22,500	192,150
†Construction Partners Class A	25,900	864,283
†Dycom Industries	26,429	1,882,802
EMCOR Group	46,296	5,341,632
†Fluor	124,800	1,993,056
Granite Construction	41,779	1,652,359
†Great Lakes Dredge & Dock	53,334	804,810
†IES Holdings	7,200	328,968
†Infrastructure and Energy Alternatives	18,000	205,740
†INNOVATE	42,633	174,795
†Matrix Service	25,207	263,665
†MYR Group	13,894	1,382,453
†Northwest Pipe	9,748	231,028
†NV5 Global	10,800	1,064,556
Primoris Services	44,938	1,100,532
†Sterling Construction	23,200	525,944
†Tutor Perini	35,406	459,570

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†WillScot Mobile Mini Holdings	180,198	$ 5,715,881
		34,159,970
Construction Materials–0.16%
†Forterra	25,200	593,712
†Summit Materials Class A	103,116	3,296,618
United States Lime & Minerals	1,687	203,790
		4,094,120
Consumer Finance–0.85%
†Atlanticus Holdings	4,915	260,790
Curo Group Holdings	18,000	311,940
†Encore Capital Group	26,163	1,289,051
†Enova International	30,623	1,058,025
†EZCORP Class A	42,619	322,626
FirstCash	34,624	3,029,600
†Green Dot Class A	46,402	2,335,413
†LendingClub	84,460	2,385,150
†LendingTree	10,100	1,412,283
Navient	142,900	2,819,417
Nelnet Class A	14,738	1,167,839
†Oportun Financial	17,800	445,534
†PRA Group	39,423	1,661,285
†PROG Holdings	57,300	2,407,173
Regional Management	7,143	415,580
†World Acceptance	3,801	720,593
		22,042,299
Containers & Packaging–0.28%
Greif Class A	22,100	1,427,660
Greif Class B	5,617	363,982
Myers Industries	29,997	587,041
†O-I Glass	136,100	1,942,147
Pactiv Evergreen	35,500	444,460
†Ranpak Holdings	32,600	874,332
†TriMas	37,325	1,207,837
†UFP Technologies	6,400	394,176
		7,241,635
Distributors–0.02%
†Funko Class A	22,000	400,620
†Greenlane Holdings Class A	12,773	30,272
		430,892
Diversified Consumer Services–0.70%
†2U	62,600	2,101,482
†Adtalem Global Education	44,717	1,690,750
†American Public Education	15,560	398,492
Carriage Services	14,635	652,575
†Coursera	50,000	1,582,500
†European Wax Center Class A	8,700	243,687
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
Graham Holdings Class B	3,400	$ 2,003,144
†Houghton Mifflin Harcourt	110,600	1,485,358
†Laureate Education Class A	90,700	1,540,993
†OneSpaWorld Holdings	44,700	445,659
†Perdoceo Education	60,168	635,374
†PowerSchool Holdings Class A	37,300	917,953
†Regis	20,346	70,804
†StoneMor	26,900	66,443
Strategic Education	21,235	1,497,067
†Stride	34,800	1,250,712
†Vivint Smart Home	79,500	751,275
†WW International	45,800	835,850
		18,170,118
Diversified Financial Services–0.14%
Alerus Financial	13,300	397,404
A-Mark Precious Metals	7,200	432,144
Banco Latinoamericano de Comercio Exterior	24,358	427,239
†Cannae Holdings	72,700	2,261,697
Marlin Business Services	6,341	140,961
		3,659,445
Diversified Telecommunication Services–0.63%
†Anterix	10,200	619,140
ATN International	9,292	435,330
†Bandwidth Class A	19,800	1,787,544
Cogent Communications Holdings	37,504	2,656,783
†Consolidated Communications Holdings	65,855	605,208
†EchoStar Class A	34,700	885,197
†Globalstar	530,100	885,267
†IDT Class B	17,800	746,710
†Iridium Communications	102,850	4,098,573
†Liberty Latin America Class A	37,718	493,352
†Liberty Latin America Class C	132,853	1,743,031
†Ooma	17,894	333,007
†Radius Global Infrastructure Class A	52,500	857,325
		16,146,467
Electric Utilities–0.56%
ALLETE	45,473	2,706,553
MGE Energy	31,715	2,331,052
Otter Tail	35,481	1,985,872
PNM Resources	72,936	3,608,873
Portland General Electric	80,000	3,759,200
Via Renewables	11,700	119,223
		14,510,773

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–1.01%
†Advent Technologies Holdings	19,400	$ 168,780
Allied Motion Technologies	9,900	309,672
†American Superconductor	26,500	386,370
†Array Technologies	111,400	2,063,128
†Atkore International Group	40,000	3,476,800
AZZ	22,227	1,182,476
†Babcock & Wilcox Enterprises	49,800	319,218
†Beam Global	8,500	232,645
†Blink Charging	31,500	901,215
†Bloom Energy Class A	121,000	2,265,120
Encore Wire	17,426	1,652,508
EnerSys	37,222	2,770,806
†Eos Energy Enterprises	32,400	454,572
†FTC Solar	16,400	127,756
†FuelCell Energy	283,000	1,893,270
GrafTech International	178,500	1,842,120
Powell Industries	6,908	169,730
Preformed Line Products	2,886	187,705
†Romeo Power	109,200	540,540
†Stem	43,600	1,041,604
†Thermon Group Holdings	27,660	478,795
†TPI Composites	31,700	1,069,875
†Vicor	18,171	2,437,821
		25,972,526
Electronic Equipment, Instruments & Components–2.14%
†908 Devices	11,100	360,972
Advanced Energy Industries	33,479	2,937,782
†Aeva Technologies	66,500	528,010
†Akoustis Technologies	35,300	342,410
†Arlo Technologies	70,815	453,924
Badger Meter	25,622	2,591,409
Belden	38,242	2,227,979
Benchmark Electronics	30,766	821,760
CTS	27,111	838,001
†Daktronics	37,661	204,499
†ePlus	11,358	1,165,444
†Fabrinet	32,256	3,306,563
†FARO Technologies	15,399	1,013,408
†Identiv	17,700	333,468
†II-VI	90,728	5,385,614
†Insight Enterprises	29,403	2,648,622
†Iteris	40,486	213,766
†Itron	39,600	2,994,948
†Kimball Electronics	20,975	540,526
†Knowles	77,206	1,446,841
†Luna Innovations	25,800	245,100
Methode Electronics	32,666	1,373,605
†MicroVision	140,600	1,553,630
†Napco Security Technologies	11,700	504,036
†nLight	36,500	1,028,935
†Novanta	30,763	4,752,884
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†OSI Systems	14,668	$ 1,390,526
†Ouster	27,800	203,496
†PAR Technology	20,500	1,260,955
PC Connection	9,324	410,536
†Plexus	24,863	2,223,001
†Rogers	16,252	3,030,673
†Sanmina	54,295	2,092,529
†ScanSource	21,337	742,314
†TTM Technologies	92,850	1,167,125
†Velodyne Lidar	64,300	380,656
Vishay Intertechnology	114,321	2,296,709
†Vishay Precision Group	10,872	378,019
		55,390,675
Energy Equipment & Services–0.85%
Archrock	109,702	905,041
†Aspen Aerogels	18,800	864,988
†Bristow Group	21,273	677,120
Cactus Class A	47,200	1,780,384
†ChampionX	176,700	3,951,012
†DMC Global	15,988	590,117
†Dril-Quip	30,700	773,026
†Frank's International	151,000	443,940
†FTS International Class A	7,400	182,040
†Helix Energy Solutions Group	127,156	493,365
Helmerich & Payne	91,600	2,510,756
†Liberty Oilfield Services Class A	75,700	918,241
†Nabors Industries	6,214	599,527
†National Energy Services Reunited	32,700	409,404
†Newpark Resources	82,341	271,725
†NexTier Oilfield Solutions	155,663	716,050
†Oceaneering International	88,300	1,176,156
†Oil States International	58,100	371,259
Patterson-UTI Energy	161,800	1,456,200
†ProPetro Holding	78,000	674,700
†RPC	64,100	311,526
†Select Energy Services Class A	56,800	294,792
Solaris Oilfield Infrastructure Class A	26,700	222,678
†TETRA Technologies	105,100	327,912
†Tidewater	35,311	425,851
†US Silica Holdings	66,283	529,601
		21,877,411
Entertainment–0.99%
†AMC Entertainment Holdings Class A	447,590	17,035,276
†Chicken Soup For The Soul Entertainment	7,900	180,673
†Cinemark Holdings	93,800	1,801,898
†CuriosityStream	22,800	240,312

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Eros STX Global	285,600	$ 262,609
†IMAX	45,200	857,896
†Liberty Media-Liberty Braves Class A	10,100	271,791
†Liberty Media-Liberty Braves Class C	32,300	853,366
†Lions Gate Entertainment Class A	51,500	730,785
†Lions Gate Entertainment Class B	99,200	1,289,600
†Madison Square Garden Entertainment	22,672	1,647,574
†Marcus	20,834	363,553
		25,535,333
Equity Real Estate Investment Trusts–6.04%
Acadia Realty Trust	73,015	1,490,236
Agree Realty	59,966	3,971,548
Alexander & Baldwin	61,808	1,448,780
Alexander's	1,976	514,985
American Assets Trust	43,473	1,626,760
American Finance Trust	94,900	762,996
†Apartment Investment and Management Class A	127,600	874,060
Apple Hospitality REIT	185,900	2,924,207
Armada Hoffler Properties	50,100	669,837
†Ashford Hospitality Trust	14,040	206,669
†Braemar Hotels & Resorts	34,800	168,780
Brandywine Realty Trust	147,300	1,976,766
Broadstone Net Lease	134,800	3,344,388
BRT Apartments	10,000	192,800
Care Trust	84,271	1,712,387
CatchMark Timber Trust Class A	44,400	527,028
Centerspace	11,846	1,119,447
†Chatham Lodging Trust	43,331	530,805
City Office REIT	38,100	680,466
Clipper Realty	14,900	120,690
Columbia Property Trust	100,500	1,911,510
Community Healthcare Trust	20,100	908,319
†CorePoint Lodging	34,950	541,725
Corporate Office Properties Trust	99,000	2,671,020
CTO Realty Growth	5,114	274,929
†DiamondRock Hospitality	180,174	1,702,644
†DigitalBridge Group	415,500	2,505,465
Diversified Healthcare Trust	206,200	699,018
Easterly Government Properties	74,600	1,541,236
EastGroup Properties	34,388	5,730,072
Empire State Realty Trust Class A	122,900	1,232,687
†Equity Commonwealth	103,500	2,688,930
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Essential Properties Realty Trust	102,535	$ 2,862,777
Farmland Partners	22,900	274,571
Four Corners Property Trust	66,700	1,791,562
Franklin Street Properties	86,327	400,557
†GEO Group	105,226	786,038
Getty Realty	34,964	1,024,795
Gladstone Commercial	30,805	647,829
Gladstone Land	24,700	562,419
Global Medical REIT	49,300	724,710
Global Net Lease	83,354	1,335,331
Healthcare Realty Trust	125,484	3,736,914
†Hersha Hospitality Trust	32,641	304,541
Independence Realty Trust	92,456	1,881,480
Indus Realty Trust	3,686	258,389
Industrial Logistics Properties Trust	56,289	1,430,303
Innovative Industrial Properties	20,600	4,762,102
iStar	62,770	1,574,272
Kite Realty Group Trust	71,254	1,450,731
Lexington Realty Trust	239,086	3,048,347
LTC Properties	34,073	1,079,773
Macerich	186,400	3,114,744
†Mack-Cali Realty	79,000	1,352,480
Monmouth Real Estate Investment	82,689	1,542,150
National Health Investors	38,834	2,077,619
National Storage Affiliates Trust	69,350	3,660,987
NETSTREIT	34,400	813,560
NexPoint Residential Trust	20,100	1,243,788
Office Properties Income Trust	38,940	986,350
One Liberty Properties	14,907	454,514
Outfront Media	126,300	3,182,760
Paramount Group	160,400	1,441,996
Pebblebrook Hotel Trust	114,260	2,560,567
Phillips Edison	16,100	494,431
Physicians Realty Trust	188,400	3,319,608
Piedmont Office Realty Trust Class A	107,800	1,878,954
Plymouth Industrial REIT	24,600	559,650
Postal Realty Trust	9,000	167,760
PotlatchDeltic	56,906	2,935,211
Preferred Apartment Communities	42,100	514,883
PS Business Parks	17,362	2,721,320
Retail Opportunity Investments	100,367	1,748,393
Retail Properties of America Class A	185,900	2,394,392
Retail Value	16,072	423,176
RLJ Lodging Trust	142,555	2,118,367

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
RPT Realty	73,805	$ 941,752
†Ryman Hospitality Properties	46,806	3,917,662
Sabra Health Care REIT	188,577	2,775,853
Safehold	15,600	1,121,484
Saul Centers	10,966	483,162
†Seritage Growth Properties Class A	31,800	471,594
Service Properties Trust	142,300	1,595,183
SITE Centers	149,200	2,303,648
STAG Industrial	142,834	5,606,234
†Summit Hotel Properties	88,273	850,069
†Sunstone Hotel Investors	186,892	2,231,490
Tanger Factory Outlet Centers	85,300	1,390,390
Terreno Realty	61,034	3,859,180
UMH Properties	34,367	787,004
Uniti Group	170,600	2,110,322
Universal Health Realty Income Trust	10,973	606,478
Urban Edge Properties	100,300	1,836,493
Urstadt Biddle Properties Class A	24,017	454,642
Washington Real Estate Investment Trust	71,875	1,778,906
Whitestone REIT	33,971	332,236
†Xenia Hotels & Resorts	97,904	1,736,817
		156,106,890
Food & Staples Retailing–0.93%
Andersons	26,563	818,937
†BJ's Wholesale Club Holdings	118,800	6,524,496
†Chefs' Warehouse	26,735	870,759
†HF Foods Group	28,500	172,425
Ingles Markets Class A	11,831	781,201
†MedAvail Holdings	8,400	24,528
Natural Grocers by Vitamin Cottage	9,189	103,101
†Performance Food Group	130,822	6,077,990
PriceSmart	20,032	1,553,482
†Rite Aid	47,405	673,151
SpartanNash	31,558	691,120
†Sprouts Farmers Market	102,300	2,370,291
†United Natural Foods	48,599	2,353,163
Village Super Market Class A	7,513	162,882
Weis Markets	14,100	740,955
		23,918,481
Food Products–0.92%
†AppHarvest	53,000	345,560
B&G Foods	55,514	1,659,314
Calavo Growers	14,254	545,073
Cal-Maine Foods	33,230	1,201,597
Fresh Del Monte Produce	27,956	900,742
†Hostess Brands	112,700	1,957,599
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
J & J Snack Foods	12,687	$ 1,938,827
John B Sanfilippo & Son	7,602	621,236
†Laird Superfood	5,000	95,400
Lancaster Colony	16,454	2,777,600
†Landec	23,106	213,037
Limoneira	16,000	258,720
†Mission Produce	31,800	584,484
Sanderson Farms	17,590	3,310,438
†Seneca Foods Class A	5,288	254,987
†Simply Good Foods	74,300	2,562,607
†Tattooed Chef	40,200	740,886
Tootsie Roll Industries	14,440	439,409
†TreeHouse Foods	45,000	1,794,600
Utz Brands	50,500	865,065
†Vital Farms	20,700	363,699
†Whole Earth Brands	32,000	369,600
		23,800,480
Gas Utilities–0.76%
Brookfield Infrastructure Class A	46,200	2,766,456
Chesapeake Utilities	14,965	1,796,548
New Jersey Resources	83,797	2,916,974
Northwest Natural Holding	26,319	1,210,411
ONE Gas	44,946	2,848,228
South Jersey Industries	89,904	1,911,359
Southwest Gas Holdings	50,922	3,405,663
Spire	43,820	2,680,908
		19,536,547
Health Care Equipment & Supplies–3.55%
†Accelerate Diagnostics	31,621	184,350
†Accuray	82,018	323,971
†Acutus Medical	14,400	127,296
†Alphatec Holdings	58,700	715,553
†AngioDynamics	32,492	842,842
†Apyx Medical	29,600	409,960
†Asensus Surgical	213,600	395,160
†Aspira Women's Health	73,500	238,875
†AtriCure	39,403	2,740,479
Atrion	1,267	883,733
†Avanos Medical	42,100	1,313,520
†AxoGen	33,700	532,460
†Axonics Modulation Technologies	40,000	2,603,600
†BioLife Solutions	21,200	897,184
†Bioventus Class A	13,900	196,824
†Butterfly Network	158,300	1,652,652
†Cardiovascular Systems	35,682	1,171,440
†Cerus	145,983	889,036
†ClearPoint Neuro	16,100	285,775
CONMED	25,622	3,352,126
†CryoLife	32,810	731,335
†CryoPort	35,500	2,361,105

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Cutera	15,100	$ 703,660
†CVRx	7,000	115,780
†CytoSorbents	34,700	281,764
†DarioHealth	11,900	162,435
†Eargo	16,700	112,391
†Glaukos	39,245	1,890,432
†Haemonetics	44,200	3,120,078
†Heska	8,300	2,145,882
†Inari Medical	29,800	2,416,780
†Inogen	16,690	719,172
†Integer Holdings	28,825	2,575,226
†Intersect ENT	29,200	794,240
†Invacare	30,039	142,986
†iRadimed	5,000	167,950
†iRhythm Technologies	25,950	1,519,632
†Lantheus Holdings	58,506	1,502,434
LeMaitre Vascular	15,498	822,789
†LivaNova	46,296	3,666,180
†Meridian Bioscience	36,875	709,475
†Merit Medical Systems	45,041	3,233,944
Mesa Laboratories	4,330	1,309,219
†Misonix	10,200	258,060
†Natus Medical	30,063	753,980
†Neogen	93,650	4,067,219
†Neuronetics	21,400	140,384
†NeuroPace	5,700	90,345
†Nevro	30,300	3,526,314
†NuVasive	45,637	2,731,374
†OraSure Technologies	63,606	719,384
†Ortho Clinical Diagnostics Holdings	97,100	1,794,408
†Orthofix Medical	16,303	621,470
†OrthoPediatrics	11,905	779,897
†Outset Medical	40,000	1,977,600
†PAVmed	61,600	526,064
†Pulmonx	22,000	791,560
†Pulse Biosciences	13,223	285,617
†Quotient	66,800	156,312
†Retractable Technologies	14,400	158,832
†RxSight	7,200	91,224
†SeaSpine Holdings	26,940	423,766
†Senseonics Holdings	377,900	1,281,081
†Shockwave Medical	29,300	6,032,284
†SI-BONE	27,400	586,908
†Sientra	48,900	280,197
†Sight Sciences	9,600	217,920
†Silk Road Medical	29,500	1,623,385
†Soliton	7,500	152,700
†STAAR Surgical	41,299	5,308,160
†Stereotaxis	41,555	223,566
†Surmodics	11,665	648,574
†Tactile Systems Technology	16,500	733,425
†Talis Biomedical	13,160	82,250
†TransMedics Group	23,500	777,615
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Treace Medical Concepts	9,400	$ 252,860
Utah Medical Products	3,115	289,197
†Vapotherm	19,600	436,492
†Varex Imaging	34,700	978,540
†ViewRay	117,400	846,454
†Zynex	16,600	189,074
		91,796,217
Health Care Providers & Services–2.95%
†1Life Healthcare	101,900	2,063,475
†Accolade	43,900	1,851,263
†AdaptHealth	63,400	1,476,586
†Addus HomeCare	13,500	1,076,625
†Agiliti	19,400	369,376
†Alignment Healthcare	22,600	361,148
†AMN Healthcare Services	41,174	4,724,717
†Apollo Medical Holdings	32,700	2,977,335
†Apria	13,000	482,950
†Aveanna Healthcare Holdings	33,100	265,462
†Biodesix	10,000	82,200
†Brookdale Senior Living	167,500	1,055,250
†Castle Biosciences	18,500	1,230,250
†Community Health Systems	108,200	1,265,940
†CorVel	7,986	1,487,153
†Covetrus	90,200	1,636,228
†Cross Country Healthcare	32,017	680,041
Ensign Group	45,933	3,439,922
†Exagen	8,800	119,680
†Fulgent Genetics	17,800	1,601,110
†Hanger	32,600	715,896
†HealthEquity	70,930	4,593,427
†InfuSystem Holdings	14,900	194,147
†Innovage Holding	15,700	103,777
†Joint	11,800	1,156,636
†LHC Group	26,604	4,174,434
†LifeStance Health Group	40,200	582,900
†Magellan Health	20,595	1,947,257
†MEDNAX	66,700	1,896,281
†ModivCare	10,833	1,967,489
National HealthCare	10,875	761,033
National Research	12,037	507,600
†Ontrack	7,300	73,292
†Option Care Health	129,007	3,129,710
Owens & Minor	63,154	1,976,089
Patterson	75,100	2,263,514
†Pennant Group	22,066	619,834
†PetIQ	22,600	564,322
†Privia Health Group	16,800	395,808
†Progyny	55,000	3,080,000
†R1 RCM	103,364	2,275,042
†RadNet	38,700	1,134,297
Select Medical Holdings	96,267	3,481,977
†Sharps Compliance	11,100	91,797

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†SOC Telemed	33,800	$ 76,388
†Surgery Partners	27,500	1,164,350
†Tenet Healthcare	91,292	6,065,440
†Tivity Health	39,228	904,598
†Triple-S Management	20,459	723,635
U.S. Physical Therapy	11,049	1,222,019
†Viemed Healthcare	31,700	175,935
		76,265,635
Health Care Technology–1.28%
†Allscripts Healthcare Solutions	114,200	1,526,854
†American Well Class A	162,400	1,479,464
†Castlight Health Class B	102,700	161,239
†Computer Programs and Systems	12,049	427,258
†Convey Holding Parent	11,600	97,440
†Evolent Health Class A	68,600	2,126,600
†Forian	15,000	154,800
†Health Catalyst	43,800	2,190,438
†HealthStream	23,945	684,348
†iCAD	18,000	193,500
†Inovalon Holdings Class A	66,700	2,687,343
†Inspire Medical Systems	23,400	5,449,392
†Multiplan	201,900	1,136,697
†NantHealth	21,500	34,615
†NextGen Healthcare	48,228	680,015
†Omnicell	37,725	5,599,522
†OptimizeRx	15,000	1,283,250
†Phreesia	42,100	2,597,570
†Schrodinger	39,500	2,159,860
Simulations Plus	13,200	521,400
†Tabula Rasa HealthCare	19,500	511,095
†Vocera Communications	29,640	1,356,326
		33,059,026
Hotels, Restaurants & Leisure–2.43%
†Accel Entertainment Class A	48,000	582,720
†Bally's	28,373	1,422,622
†Biglari Holdings Class B	705	121,126
†BJ's Restaurants	18,859	787,552
†Bloomin' Brands	77,752	1,943,800
†Bluegreen Vacations Holding	13,982	360,735
†Brinker International	40,400	1,981,620
Carrols Restaurant Group	28,565	104,548
†Century Casinos	26,300	354,261
†Cheesecake Factory	39,974	1,878,778
†Chuy's Holdings	16,232	511,795
Cracker Barrel Old Country Store	20,962	2,931,326
†Dave & Buster's Entertainment	38,300	1,468,039
Del Taco Restaurants	25,200	219,996
†Denny's	54,556	891,445
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Dine Brands Global	13,932	$ 1,131,418
†Drive Shack	67,100	188,551
†El Pollo Loco Holdings	16,100	272,090
†Esports Technologies	8,000	268,560
†Everi Holdings	73,200	1,769,976
†F45 Training Holdings	17,600	263,296
†Fiesta Restaurant Group	16,457	180,369
†Full House Resorts	28,000	297,080
†GAN	34,500	513,015
†Golden Entertainment	14,200	697,078
†Golden Nugget Online Gaming	35,700	620,109
†Hall of Fame Resort & Entertainment	49,200	130,380
†Hilton Grand Vacations	73,800	3,510,666
†International Game Technology	86,900	2,287,208
Jack in the Box	19,515	1,899,395
†Krispy Kreme	18,900	264,600
†Kura Sushi USA Class A	4,500	196,560
†Lindblad Expeditions Holdings	25,200	367,668
†Monarch Casino & Resort	10,884	729,119
Nathan's Famous	3,102	189,749
†NEOGAMES	5,500	201,960
†Noodles & Co.	33,300	392,940
†ONE Group Hospitality	15,400	164,626
Papa John's International	28,622	3,634,708
†PlayAGS	21,200	167,056
RCI Hospitality Holdings	7,400	506,974
†Red Robin Gourmet Burgers	12,822	295,675
†Red Rock Resorts Class A	53,400	2,735,148
†Rush Street Interactive	44,800	860,608
†Ruth's Hospitality Group	29,566	612,312
†Scientific Games Class A	83,352	6,924,051
†SeaWorld Entertainment	45,562	2,520,490
†Shake Shack Class A	32,700	2,565,642
†Target Hospitality	26,900	100,337
Texas Roadhouse	60,870	5,559,257
Wingstop	25,700	4,213,001
†Xponential Fitness Class A	8,000	101,520
		62,893,555
Household Durables–1.79%
†Aterian	21,700	235,011
Bassett Furniture Industries	7,200	130,392
†Beazer Homes USA	25,819	445,378
†Casper Sleep	25,200	107,604
†Cavco Industries	8,026	1,900,075
Century Communities	26,038	1,600,035
Ethan Allen Interiors	20,232	479,498
Flexsteel Industries	5,300	163,664
†GoPro Class A	108,700	1,017,432
†Green Brick Partners	26,382	541,359

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Hamilton Beach Brands Holding Class A	7,284	$ 114,140
†Helen of Troy	20,998	4,717,831
Hooker Furniture	10,300	277,997
†Hovnanian Enterprises	4,400	424,116
Installed Building Products	20,618	2,209,219
†iRobot	24,722	1,940,677
KB Home	73,236	2,850,345
†Landsea Homes	3,700	32,042
La-Z-Boy	39,933	1,287,041
†Legacy Housing	7,360	132,259
†LGI Homes	19,400	2,753,054
Lifetime Brands	10,324	187,794
†Lovesac	10,900	720,381
†M/I Homes	24,774	1,431,937
MDC Holdings	49,631	2,318,760
†Meritage Homes	32,484	3,150,948
†Purple Innovation	49,911	1,049,129
†Skyline Champion	45,934	2,758,796
†Snap One Holdings	11,400	190,038
†Sonos	104,536	3,382,785
†Taylor Morrison Home	103,900	2,678,542
†Traeger	19,400	406,042
†TRI Pointe Group	98,752	2,075,767
†Tupperware Brands	43,200	912,384
†Universal Electronics	11,611	571,842
†VOXX International	14,600	167,170
†Vuzix	50,600	529,276
†Weber Class A	14,600	256,814
		46,147,574
Household Products–0.28%
†Central Garden & Pet	8,900	427,200
†Central Garden & Pet Class A	35,822	1,540,346
Energizer Holdings	58,900	2,300,045
Oil-Dri Corp of America	4,554	159,390
WD-40	12,238	2,832,852
		7,259,833
Independent Power and Renewable Electricity Producers–0.31%
Clearway Energy Class A	30,200	851,640
Clearway Energy Class C	71,900	2,176,413
Ormat Technologies	39,160	2,608,448
†Sunnova Energy International	75,300	2,480,382
		8,116,883
Industrial Conglomerates–0.07%
†Raven Industries	30,951	1,783,087
		1,783,087
Insurance–1.83%
†Ambac Financial Group	38,493	551,220
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American Equity Investment Life Holding	69,555	$ 2,056,741
American National Group	6,400	1,209,792
AMERISAFE	17,499	982,744
Argo Group International Holdings	27,967	1,460,437
†Bright Health Group	45,600	372,096
†BRP Group Class A	40,300	1,341,587
†Citizens	45,063	279,841
CNO Financial Group	111,412	2,622,639
Crawford & Co. Class A	12,200	109,434
Donegal Group Class A	13,146	190,486
†eHealth	22,119	895,820
Employers Holdings	25,727	1,015,959
†Enstar Group	10,811	2,537,666
†Genworth Financial Class A	431,500	1,618,125
Goosehead Insurance Class A	15,500	2,360,495
†Greenlight Capital Re Class A	19,457	143,787
HCI Group	5,007	554,625
Heritage Insurance Holdings	24,700	168,207
Horace Mann Educators	36,131	1,437,653
Independence Holding	4,117	204,162
Investors Title	1,053	192,278
James River Group Holdings	30,800	1,162,084
Kinsale Capital Group	18,800	3,039,960
†Maiden Holdings	53,200	168,112
†MBIA	47,184	606,314
†MetroMile	31,500	111,825
National Western Life Group Class A	2,116	445,608
†NI Holdings	10,200	179,112
†Palomar Holdings	21,400	1,729,762
ProAssurance	46,200	1,098,636
RLI	34,434	3,452,697
Safety Insurance Group	12,499	990,546
Selective Insurance Group	51,007	3,852,559
†Selectquote	116,700	1,508,931
†SiriusPoint	76,800	711,168
State Auto Financial	16,295	830,230
Stewart Information Services	22,939	1,451,121
Tiptree Financial	21,846	218,897
†Trean Insurance Group	14,000	144,900
†Trupanion	33,261	2,583,382
United Fire Group	17,621	407,045
United Insurance Holdings	21,400	77,682
Universal Insurance Holdings	23,503	306,479
		47,382,844
Interactive Media & Services–0.45%
†Cargurus	81,100	2,547,351
†Cars.com	59,700	755,205
†Eventbrite Class A	64,600	1,221,586
†EverQuote Class A	15,600	290,628

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†fuboTV	114,700	$ 2,748,212
†Liberty TripAdvisor Holdings Class A	65,075	201,082
†MediaAlpha Class A	17,600	328,768
†Outbrain	6,900	102,120
†QuinStreet	42,911	753,517
†TrueCar	85,700	356,512
†Yelp	62,800	2,338,672
		11,643,653
Internet & Direct Marketing Retail–0.79%
†1-800-Flowers.com Class A	22,864	697,581
†1stdibs.com	3,000	37,200
†CarParts.com	40,700	635,327
†Duluth Holdings Class B	9,100	124,033
†Groupon	19,995	456,086
†Lands' End	12,100	284,834
†Liquidity Services	24,273	524,539
†Overstock.com	37,297	2,906,182
PetMed Express	16,609	446,284
†Porch Group	66,900	1,182,792
†Quotient Technology	75,600	439,992
†RealReal	68,000	896,240
†Revolve Group	31,300	1,933,401
Shutterstock	20,452	2,317,621
†Stamps.com	15,338	5,058,319
†Stitch Fix Class A	52,000	2,077,400
†Xometry Class A	6,900	397,923
		20,415,754
IT Services–1.55%
†BigCommerce Holdings	41,100	2,081,304
†BM Technologies	4,167	37,086
†Brightcove	33,686	388,736
†Cantaloupe	49,900	537,922
Cass Information Systems	12,015	502,828
†Conduent	143,600	946,324
CSG Systems International	28,588	1,377,942
†DigitalOcean Holdings	42,900	3,330,327
EVERTEC	53,200	2,432,304
†Evo Payments Class A	41,700	987,456
†ExlService Holdings	29,248	3,601,014
†Flywire	10,400	455,936
†GreenBox POS	18,300	151,707
†GreenSky Class A	61,000	681,980
†Grid Dynamics Holdings	36,500	1,066,530
Hackett Group	23,076	452,751
†I3 Verticals Class A	17,391	421,036
†IBEX Holdings	5,159	87,703
†International Money Express	27,300	455,910
†Limelight Networks	115,249	274,293
†LiveRamp Holdings	57,572	2,719,125
Maximus	52,974	4,407,437
†MoneyGram International	71,600	574,232
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Paya Holdings	70,400	$ 765,248
†Perficient	28,525	3,300,342
†Priority Technology Holdings	10,800	72,144
†Rackspace Technology	46,500	661,230
†Repay Holdings	76,000	1,750,280
†StarTek	21,100	116,261
TTEC Holdings	16,060	1,502,092
†Tucows Class A	8,300	655,285
†Unisys	56,154	1,411,712
†Verra Mobility	116,500	1,755,655
		39,962,132
Leisure Products–0.49%
Acushnet Holdings	29,000	1,354,300
†American Outdoor Brands	11,308	277,725
†AMMO	65,000	399,750
†Callaway Golf	99,627	2,752,694
Clarus	20,924	536,282
Escalade	9,203	174,029
†Genius Brands International	241,800	328,848
Johnson Outdoors Class A	4,386	464,039
†Latham Group	19,900	326,360
†Malibu Boats Class A	18,500	1,294,630
Marine Products	7,736	96,777
†Mastercraft Boat Holdings	17,200	431,376
†Nautilus	26,500	246,715
Smith & Wesson Brands	42,532	882,964
Sturm Ruger	14,914	1,100,355
†Vista Outdoor	50,400	2,031,624
		12,698,468
Life Sciences Tools & Services–0.94%
†Absci	8,500	98,855
†Akoya Biosciences	6,000	83,760
†Alpha Teknova	3,800	94,582
†Berkeley Lights	41,700	815,652
†Bionano Genomics	247,300	1,360,150
†ChromaDex	39,500	247,665
†Codex DNA	1,900	21,147
†Codexis	52,700	1,225,802
†Cytek Biosciences	11,300	241,933
†Fluidigm	65,466	431,421
†Harvard Bioscience	32,100	224,058
†Inotiv	11,100	324,564
†Medpace Holdings	25,500	4,826,640
†NanoString Technologies	39,900	1,915,599
†NeoGenomics	99,065	4,778,895
†Pacific Biosciences of California	168,398	4,302,569
†Personalis	31,500	606,060
†Quanterix	27,400	1,364,246
†Rapid Micro Biosystems Class A	3,400	62,798
†Seer	34,600	1,194,738

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Singular Genomics Systems	6,400	$ 71,616
		24,292,750
Machinery–3.53%
†AgEagle Aerial Systems	63,100	189,931
Alamo Group	8,435	1,176,936
Albany International Class A	26,743	2,055,734
Altra Industrial Motion	55,978	3,098,382
Astec Industries	19,269	1,036,865
Barnes Group	41,054	1,713,183
†Blue Bird	12,992	271,013
†Chart Industries	31,674	6,053,218
†CIRCOR International	17,126	565,329
Columbus McKinnon	23,508	1,136,612
†Commercial Vehicle Group	27,500	260,150
†Desktop Metal Class A	130,700	937,119
Douglas Dynamics	19,249	698,739
†Energy Recovery	35,300	671,759
Enerpac Tool Group	52,314	1,084,469
EnPro Industries	17,409	1,516,672
ESCO Technologies	21,838	1,681,526
†Evoqua Water Technologies	99,900	3,752,244
†ExOne	15,100	353,038
Federal Signal	51,407	1,985,338
Franklin Electric	39,540	3,157,269
Gorman-Rupp	18,782	672,583
Greenbrier	27,701	1,190,866
Helios Technologies	27,928	2,293,168
Hillenbrand	62,732	2,675,520
†Hydrofarm Holdings Group	33,700	1,275,545
†Hyliion Holdings	104,400	876,960
Hyster-Yale Materials Handling	8,266	415,449
†Ideanomics	362,900	714,913
John Bean Technologies	27,292	3,835,891
Kadant	9,999	2,040,796
Kennametal	72,000	2,464,560
Lindsay	9,507	1,443,068
Luxfer Holdings	23,400	459,342
†Lydall	15,602	968,728
†Manitowoc	30,475	652,775
†Mayville Engineering	6,500	122,200
†Meritor	58,512	1,246,891
Miller Industries	9,346	318,138
Mueller Industries	48,740	2,003,214
Mueller Water Products Class A	136,127	2,071,853
†Nikola Corp.	189,400	2,020,898
†NN	40,956	215,019
Omega Flex	2,689	383,693
Park-Ohio Holdings	7,649	195,203
†Proto Labs	24,043	1,601,264
†RBC Bearings	24,218	5,139,060
REV Group	25,400	435,864
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Shyft Group	30,216	$ 1,148,510
†SPX	37,100	1,982,995
SPX FLOW	36,300	2,653,530
Standex International	10,554	1,043,896
Tennant	15,781	1,167,005
Terex	60,100	2,530,210
†Titan International	44,700	320,052
Trinity Industries	68,200	1,852,994
Wabash National	43,440	657,247
Watts Water Technologies Class A	23,594	3,965,915
†Welbilt	113,000	2,626,120
		91,077,461
Marine–0.19%
Costamare	44,500	689,305
†Eagle Bulk Shipping	6,942	350,016
Genco Shipping & Trading	25,900	521,367
Matson	37,300	3,010,483
†Safe Bulkers	54,300	280,731
		4,851,902
Media–1.18%
†Advantage Solutions	65,400	565,710
†AMC Networks Class A	25,200	1,174,068
†Boston Omaha Class A	14,700	570,066
†Cardlytics	27,800	2,333,532
†Clear Channel Outdoor Holdings	313,400	849,314
†comScore	57,700	225,030
†Daily Journal	1,050	336,389
†Digital Media Solutions Class A	1,600	11,600
†Emerald Holding	26,000	112,840
†Entercom Communications	108,806	400,406
Entravision Communications Class A	48,530	344,563
EW Scripps Class A	51,066	922,252
†Fluent	42,168	95,721
†Gannett	120,324	803,764
Gray Television	74,718	1,705,065
†Hemisphere Media Group	15,100	183,918
†iHeartMedia Class A	97,800	2,446,956
†Integral Ad Science Holding	14,600	301,198
John Wiley & Sons Class A	37,700	1,968,317
LIVEONECOMMON STOCK USD.001	42,600	127,374
Loral Space & Communications	10,761	462,831
†Magnite	112,542	3,151,176
†Meredith	34,634	1,929,114
National CineMedia	60,629	215,839
Scholastic	23,491	837,454

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Sinclair Broadcast Group Class A	39,700	$ 1,257,696
†Stagwell	54,500	418,015
†TechTarget	22,298	1,837,801
TEGNA	191,894	3,784,150
†Thryv Holdings	5,500	165,220
†WideOpenWest	46,694	917,537
		30,454,916
Metals & Mining–1.16%
†Allegheny Technologies	114,400	1,902,472
†Arconic	95,100	2,999,454
Carpenter Technology	41,200	1,348,888
†Century Aluminum	46,258	622,170
†Coeur Mining	221,886	1,369,037
Commercial Metals	102,900	3,134,334
Compass Minerals International	29,200	1,880,480
†Constellium SE	105,000	1,971,900
†Gatos Silver	35,600	414,028
Haynes International	10,381	386,692
Hecla Mining	459,676	2,528,218
Kaiser Aluminum	13,522	1,473,357
Materion	17,384	1,193,238
†MP Materials	63,000	2,030,490
†Novagold Resources	205,900	1,416,592
Olympic Steel	8,306	202,334
†Perpetua Resources	24,500	122,010
†PolyMet Mining	27,300	83,265
Ryerson Holding	14,125	314,564
Schnitzer Steel Industries Class A	22,701	994,531
SunCoke Energy	73,444	461,228
†TimkenSteel	39,900	521,892
Warrior Met Coal	44,200	1,028,534
Worthington Industries	29,308	1,544,532
		29,944,240
Mortgage Real Estate Investment Trusts (REITs)–1.27%
AFC Gamma	5,800	125,164
Angel Oak Mortgage	6,200	104,966
Apollo Commercial Real Estate Finance	121,681	1,804,529
Arbor Realty Trust	117,900	2,184,687
Ares Commercial Real Estate	37,989	572,874
ARMOUR Residential REIT	71,553	771,341
Blackstone Mortgage Trust Class A	128,717	3,902,699
BrightSpire Capital	73,200	687,348
Broadmark Realty Capital	117,300	1,156,578
Capstead Mortgage	89,508	598,809
Chimera Investment	203,600	3,023,460
Dynex Capital	29,043	501,863
Ellington Financial	37,500	685,875
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Granite Point Mortgage Trust	46,000	$ 605,820
Great Ajax	18,255	246,260
Hannon Armstrong Sustainable Infrastructure Capital	67,200	3,593,856
Invesco Mortgage Capital	253,036	797,063
KKR Real Estate Finance Trust	28,400	599,240
Ladder Capital	98,289	1,086,094
MFA Financial	393,700	1,799,209
New York Mortgage Trust	328,682	1,400,185
Orchid Island Capital	106,300	519,807
PennyMac Mortgage Investment Trust	87,421	1,721,320
Ready Capital	53,811	776,493
Redwood Trust	97,425	1,255,808
TPG RE Finance Trust	53,200	658,616
Two Harbors Investment	275,000	1,743,500
		32,923,464
Multiline Retail–0.36%
Big Lots	29,700	1,287,792
Dillard's Class A	5,200	897,104
Franchise Group	23,900	846,299
Macy's	271,700	6,140,420
		9,171,615
Multi-Utilities–0.35%
Avista	60,626	2,371,689
Black Hills	54,873	3,443,829
NorthWestern	45,206	2,590,304
Unitil	12,441	532,226
		8,938,048
Oil, Gas & Consumable Fuels–3.62%
†Aemetis	24,400	446,032
†Alto Ingredients	61,300	302,822
Altus Midstream Class A	2,471	170,573
†Antero Resources	248,700	4,678,047
†Arch Resources	13,100	1,215,025
Berry	60,571	436,717
Bonanza Creek Energy	26,400	1,264,560
Brigham Minerals Class A	39,200	751,072
†California Resources	71,000	2,911,000
†Callon Petroleum	36,100	1,771,788
†Centennial Resource Development Class A	159,200	1,066,640
†Centrus Energy Class A	7,824	302,476
Chesapeake Energy	85,700	5,278,263
†Clean Energy Fuels	134,495	1,096,134
†CNX Resources	188,000	2,372,560
†Comstock Resources	78,400	811,440
†CONSOL Energy	29,800	775,396
†Contango Oil & Gas	127,700	583,589

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
CVR Energy	27,500	$ 458,150
†Delek US Holdings	57,062	1,025,404
†Denbury	43,600	3,062,900
DHT Holdings	125,100	816,903
Dorian LPG	26,936	334,276
†Earthstone Energy Class A	19,900	183,080
†Energy Fuels	125,500	881,010
Equitrans Midstream	352,500	3,574,350
†Extraction Oil & Gas	13,100	739,495
Falcon Minerals	32,500	152,750
†Frontline	105,000	983,850
†Gevo	169,500	1,125,480
†Golar LNG	90,701	1,176,392
†Green Plains	41,393	1,351,481
HighPeak Energy	5,300	47,700
International Seaways	37,836	689,372
†Kosmos Energy	356,200	1,054,352
†Laredo Petroleum	10,800	875,556
Magnolia Oil & Gas Class A	119,900	2,133,021
Matador Resources	97,130	3,694,825
Murphy Oil	127,100	3,173,687
Nordic American Tankers	140,398	359,419
Northern Oil and Gas	45,400	971,560
Oasis Petroleum	17,300	1,719,966
Ovintiv	227,300	7,473,624
†Par Pacific Holdings	38,335	602,626
†PBF Energy Class A	86,800	1,125,796
PDC Energy	86,304	4,089,947
†Peabody Energy	68,312	1,010,334
†Penn Virginia	14,000	373,380
†Range Resources	208,200	4,711,566
†Renewable Energy Group	38,764	1,945,953
†REX American Resources	4,750	379,383
Riley Exploration Permian	2,600	61,048
Scorpio Tankers	42,522	788,358
SFL	91,242	764,608
SM Energy	102,800	2,711,864
†Southwestern Energy	589,509	3,265,880
†Talos Energy	31,600	435,132
†Teekay	55,700	203,862
†Teekay Tankers Class A	20,400	296,412
†Tellurian	307,600	1,202,716
†Uranium Energy	196,800	600,240
†Ur-Energy	165,000	283,800
†Vine Energy Class A	17,700	291,519
†W&T Offshore	87,436	325,262
†Whiting Petroleum	34,076	1,990,379
World Fuel Services	52,800	1,775,136
		93,527,938
Paper & Forest Products–0.21%
†Clearwater Paper	14,451	553,907
†Domtar	42,800	2,334,312
Glatfelter	37,473	528,369
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products (continued)
Neenah	14,495	$ 675,612
Schweitzer-Mauduit International	27,067	938,142
Verso Class A	24,800	514,600
		5,544,942
Personal Products–0.49%
†Beauty Health	76,400	1,984,108
†BellRing Brands Class A	34,500	1,060,875
Edgewell Personal Care	47,600	1,727,880
†elf Beauty	40,300	1,170,715
†Honest	21,300	221,094
Inter Parfums	16,093	1,203,273
Medifast	10,087	1,943,160
Nature's Sunshine Products	8,840	129,506
Nu Skin Enterprises Class A	43,600	1,764,492
†Revlon Class A	6,954	70,305
†USANA Health Sciences	11,105	1,023,881
†Veru	53,900	459,767
		12,759,056
Pharmaceuticals–1.60%
†9 Meters Biopharma	182,400	237,120
†Aclaris Therapeutics	41,100	739,800
†Aerie Pharmaceuticals	36,200	412,680
†Amneal Pharmaceuticals	85,102	454,445
†Amphastar Pharmaceuticals	31,700	602,617
†Ampio Pharmaceuticals	162,900	270,414
†Angion Biomedica	15,500	151,435
†ANI Pharmaceuticals	8,000	262,560
†Antares Pharma	153,500	558,740
†Arvinas	38,100	3,131,058
†Atea Pharmaceuticals	56,700	1,987,902
†Athira Pharma	27,700	259,826
†Avalo Therapeutics	42,200	91,996
†Axsome Therapeutics	24,000	791,040
†BioDelivery Sciences International	78,000	281,580
†Cara Therapeutics	38,200	590,190
†Cassava Sciences	33,200	2,061,056
†Citius Pharmaceuticals	97,300	197,519
†Collegium Pharmaceutical	30,300	598,122
†Corcept Therapeutics	84,602	1,664,967
†CorMedix	32,100	149,265
†Cymabay Therapeutics	64,500	235,425
†Cyteir Therapeutics	4,300	75,465
†Durect	197,400	252,672
†Edgewise Therapeutics	10,600	175,960
†Endo International	198,000	641,520
†Esperion Therapeutics	22,400	269,920
†Evolus	33,000	251,460
†EyePoint Pharmaceuticals	17,800	185,476
†Fulcrum Therapeutics	21,600	609,336

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Harmony Biosciences Holdings	19,400	$ 743,602
†Ikena Oncology	10,000	126,200
†Innoviva	42,700	713,517
†Intra-Cellular Therapies	61,600	2,296,448
†Kala Pharmaceuticals	39,300	102,966
†Kaleido Biosciences	23,500	128,310
†KemPharm	26,300	245,379
†Landos Biopharma	6,400	93,440
†Marinus Pharmaceuticals	31,725	361,031
†Mind Medicine MindMed	281,900	656,827
†NGM Biopharmaceuticals	27,000	567,540
†Nuvation Bio	57,400	570,556
†Ocular Therapeutix	66,800	668,000
†Omeros	51,866	715,232
†Oramed Pharmaceuticals	24,700	542,906
†Pacira BioSciences	38,475	2,154,600
†Paratek Pharmaceuticals	38,700	188,082
†Phathom Pharmaceuticals	17,400	558,540
Phibro Animal Health Class A	17,200	370,488
†Pliant Therapeutics	21,400	361,232
†Prestige Consumer Healthcare	44,055	2,471,926
†Provention Bio	47,500	304,000
†Rain Therapeutics	6,400	95,744
†Reata Pharmaceuticals Class A	24,000	2,414,640
†Relmada Therapeutics	12,700	332,867
†Revance Therapeutics	61,100	1,702,246
†Seelos Therapeutics	71,100	171,351
†SIGA Technologies	50,288	371,628
†Supernus Pharmaceuticals	43,790	1,167,879
†Tarsus Pharmaceuticals	7,700	165,935
†Terns Pharmaceuticals	9,679	100,855
†TherapeuticsMD	321,227	238,158
†Theravance Biopharma	46,000	340,400
†Verrica Pharmaceuticals	10,800	135,000
†WaVe Life Sciences	32,000	156,800
†Zogenix	49,535	752,437
		41,278,328
Professional Services–1.66%
†Acacia Research	44,176	299,955
†ASGN	44,704	5,057,811
†Atlas Technical Consultants	10,900	110,853
Barrett Business Services	6,332	482,878
†CBIZ	44,746	1,447,086
CRA International	6,551	650,776
Exponent	44,901	5,080,548
†First Advantage	26,700	508,635
†Forrester Research	10,633	523,782
†Franklin Covey	11,880	484,585
†GP Strategies	9,952	206,006
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Heidrick & Struggles International	16,164	$ 721,399
HireQuest	3,200	61,856
†Huron Consulting Group	19,378	1,007,656
ICF International	15,951	1,424,265
Insperity	31,467	3,484,656
KBR	121,600	4,791,040
Kelly Services Class A	28,777	543,310
Kforce	18,038	1,075,786
Korn Ferry	47,645	3,447,592
ManTech International Class A	23,817	1,808,187
†Mistras Group	18,147	184,374
Resources Connection	27,789	438,510
†TriNet Group	35,000	3,310,300
†TrueBlue	30,600	828,648
†Upwork	102,100	4,597,563
†Willdan Group	9,500	338,105
		42,916,162
Real Estate Management & Development–0.74%
†Cushman & Wakefield	119,556	2,224,937
eXp World Holdings	54,400	2,163,488
†Fathom Holdings	5,000	133,500
†Forestar Group	13,905	259,050
†FRP Holdings	5,972	333,954
Kennedy-Wilson Holdings	105,453	2,206,077
†Marcus & Millichap	20,000	812,400
Newmark Group Class A	131,300	1,878,903
†Rafael Holdings Class B	8,200	251,986
RE/MAX Holdings Class A	15,498	482,918
†Realogy Holdings	100,397	1,760,963
†Redfin	88,700	4,443,870
RMR Group Class A	14,168	473,919
St Joe	29,868	1,257,443
†Tejon Ranch	19,918	353,744
		19,037,152
Road & Rail–0.67%
ArcBest	22,075	1,805,073
†Avis Budget Group	42,400	4,940,024
†Covenant Logistics Group	10,100	279,265
†Daseke	36,600	337,086
Heartland Express	40,209	644,148
†HyreCar	16,000	136,000
Marten Transport	50,194	787,544
†PAM Transportation Services	2,500	112,450
†Saia	22,883	5,446,840
Universal Logistics Holdings	5,697	114,396
†US Xpress Enterprises Class A	21,800	188,134
Werner Enterprises	53,856	2,384,205
†Yellow	43,100	243,515
		17,418,680

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–2.93%
†Alpha & Omega Semiconductor	18,571	$ 582,572
†Ambarella	30,192	4,702,102
Amkor Technology	86,865	2,167,282
†Atomera	18,500	427,165
†Axcelis Technologies	28,933	1,360,719
†AXT	35,600	296,548
†CEVA	18,817	802,921
CMC Materials	25,285	3,115,871
†Cohu	41,513	1,325,925
†Diodes	37,665	3,412,072
†DSP Group	20,400	446,964
†FormFactor	66,531	2,483,602
†Ichor Holdings	24,300	998,487
†Impinj	15,700	896,941
†Kopin	69,700	357,561
Kulicke & Soffa Industries	53,200	3,100,496
†Lattice Semiconductor	117,126	7,572,196
†MACOM Technology Solutions Holdings	42,442	2,753,213
†MaxLinear	60,734	2,991,150
†Meta Materials	187,100	1,081,438
†NeoPhotonics	45,000	391,950
NVE	4,118	263,428
†Onto Innovation	42,124	3,043,459
†PDF Solutions	26,046	600,100
†Photronics	52,560	716,393
Power Integrations	51,912	5,138,769
†Rambus	95,486	2,119,789
†Semtech	55,584	4,333,884
†Silicon Laboratories	38,486	5,394,198
†SiTime	11,300	2,307,121
†SkyWater Technology	7,200	195,840
†SMART Global Holdings	15,701	698,695
†SunPower	69,700	1,580,796
†Synaptics	30,552	5,491,111
†Ultra Clean Holdings	38,129	1,624,295
†Veeco Instruments	44,335	984,680
		75,759,733
Software–6.37%
†8x8	96,205	2,250,235
†A10 Networks	53,738	724,388
†ACI Worldwide	103,151	3,169,830
†Agilysys	16,204	848,441
†Alarm.com Holdings	41,500	3,244,885
†Alkami Technology	5,500	135,740
†Altair Engineering Class A	39,700	2,736,918
American Software Class A	27,988	664,715
†Appfolio Class A	16,400	1,974,560
†Appian	34,200	3,163,842
†Asana Class A	64,200	6,666,528
†Avaya Holdings	73,400	1,452,586
†Benefitfocus	27,495	305,195
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Blackbaud	42,671	$ 3,001,905
†Blackline	46,983	5,546,813
†Bottomline Technologies	38,371	1,507,213
†Box Class A	126,300	2,989,521
†BTRS Holdings	58,300	620,312
†Cerence	32,900	3,162,019
†ChannelAdvisor	24,500	618,135
†Cleanspark	30,300	351,177
†Cloudera	203,750	3,253,887
†CommVault Systems	39,702	2,989,958
†Cornerstone OnDemand	55,410	3,172,777
†Couchbase	8,300	258,213
†CS Disco	11,200	536,928
†Digimarc	11,058	380,838
†Digital Turbine	78,700	5,410,625
†Domo Class B	24,200	2,043,448
†E2open Parent Holdings	142,500	1,610,250
Ebix	23,678	637,649
†eGain	21,100	215,220
†Envestnet	47,759	3,832,182
†EverCommerce	14,300	235,807
†GTY Technology Holdings	35,000	263,200
†Instructure Holdings	10,300	232,677
†Intapp	8,700	224,112
†Intelligent Systems	6,700	272,087
InterDigital	26,788	1,816,762
†J2 Global	38,087	5,203,446
†JFrog	44,800	1,500,800
†Kaltura	15,000	154,350
†LivePerson	56,118	3,308,156
†Marathon Digital Holdings	82,400	2,602,192
†MeridianLink	10,900	243,724
†MicroStrategy Class A	6,784	3,923,866
†Mimecast	52,400	3,332,640
†Mitek Systems	37,500	693,750
†Model N	31,800	1,065,300
†Momentive Global	112,000	2,195,200
†ON24	23,300	464,602
†OneSpan	29,796	559,569
†Pagerduty	70,300	2,911,826
†Ping Identity Holding	43,000	1,056,510
Progress Software	38,800	1,908,572
†PROS Holdings	36,237	1,285,689
†Q2 Holdings	48,000	3,846,720
QAD Class A	10,273	897,757
†Qualys	29,925	3,330,353
†Rapid7	48,200	5,447,564
†Rekor Systems	29,300	336,657
†Rimini Street	36,916	356,239
†Riot Blockchain	73,000	1,876,100
†SailPoint Technologies Holding	79,200	3,396,096
Sapiens International	26,600	765,548
†SecureWorks Class A	8,800	174,944

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ShotSpotter	7,500	$ 272,775
†Smith Micro Software	33,443	161,864
†Sprout Social Class A	38,700	4,719,465
†SPS Commerce	31,702	5,113,850
†Sumo Logic	70,800	1,141,296
†Telos	34,600	983,332
†Tenable Holdings	79,300	3,658,902
†Upland Software	24,275	811,756
†Varonis Systems	92,621	5,635,988
†Verint Systems	56,956	2,551,059
†Veritone	25,000	597,250
†Viant Technology Class A	10,500	128,310
†VirnetX Holding	54,004	211,696
†Vonage Holdings	211,386	3,407,542
†Workiva	36,800	5,187,328
Xperi Holding	91,416	1,722,277
†Yext	95,100	1,144,053
†Zix	48,274	341,297
†Zuora Class A	93,900	1,556,862
		164,706,650
Specialty Retail–2.44%
Aaron's	28,500	784,890
†Abercrombie & Fitch Class A	54,000	2,032,020
†Academy Sports & Outdoors	67,800	2,713,356
American Eagle Outfitters	132,718	3,424,124
†America's Car-Mart	5,285	617,182
†Arko	107,000	1,080,700
†Asbury Automotive Group	16,644	3,274,540
†Barnes & Noble Education	32,900	328,671
†Bed Bath & Beyond	91,600	1,582,390
Big 5 Sporting Goods	17,800	410,112
†Boot Barn Holdings	24,718	2,196,689
Buckle	25,208	997,985
Caleres	33,251	738,837
Camping World Holdings Class A	36,300	1,410,981
†CarLotz	62,100	236,601
Cato Class A	18,015	297,968
†Chico's FAS	102,400	459,776
†Children's Place	12,101	910,721
†Citi Trends	7,876	574,633
†Conn's	15,709	358,636
†Container Store Group	30,000	285,600
†Designer Brands Class A	54,500	759,185
†Genesco	12,132	700,380
Group 1 Automotive	15,135	2,843,564
†GrowGeneration	47,100	1,161,957
Guess	36,321	763,104
Haverty Furniture	13,614	458,928
Hibbett Sports	14,182	1,003,235
JOANN	8,600	95,804
†Kirkland's	12,000	230,520
†Lazydays Holdings	5,700	121,638
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Lumber Liquidators Holdings	25,816	$ 482,243
†MarineMax	18,640	904,413
Monro	28,549	1,641,853
Murphy USA	20,800	3,479,008
†National Vision Holdings	70,900	4,024,993
†ODP	40,710	1,634,914
OneWater Marine Class A	9,300	373,953
†Party City Holdco	94,700	672,370
Rent-A-Center	57,410	3,227,016
†Sally Beauty Holdings	97,100	1,636,135
†Shift Technologies	53,200	369,208
Shoe Carnival	15,442	500,630
Signet Jewelers	45,076	3,559,201
†Sleep Number	20,446	1,911,292
Sonic Automotive Class A	18,931	994,635
†Sportsman's Warehouse Holdings	35,900	631,840
Tilly's Class A	20,563	288,088
†Torrid Holdings	11,000	169,730
†TravelCenters of America	10,500	522,795
†Urban Outfitters	60,500	1,796,245
Winmark	2,987	642,295
†Zumiez	18,523	736,474
		63,054,058
Technology Hardware, Storage & Peripherals–0.28%
†3D Systems	105,122	2,898,214
†Avid Technology	31,000	896,520
†Corsair Gaming	23,300	604,169
†Diebold Nixdorf	63,500	641,985
†Eastman Kodak	38,000	258,780
†Quantum	45,700	236,726
†Super Micro Computer	37,400	1,367,718
†Turtle Beach	12,600	350,532
		7,254,644
Textiles, Apparel & Luxury Goods–0.76%
†Crocs	53,300	7,647,484
†Fossil Group	41,500	491,775
†G-III Apparel Group	39,296	1,112,077
Kontoor Brands	45,000	2,247,750
Movado Group	13,880	437,081
Oxford Industries	13,966	1,259,314
†PLBY Group	18,400	433,688
Rocky Brands	5,500	261,855
Steven Madden	72,101	2,895,576
Superior Group of Companies	9,166	213,476
†Unifi	12,574	275,748
†Vera Bradley	18,179	171,064
Wolverine World Wide	70,771	2,111,807
		19,558,695
Thrifts & Mortgage Finance–1.60%
†Axos Financial	49,660	2,559,476

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†Blue Foundry Bancorp	24,100	$ 332,339
†Bridgewater Bancshares	19,500	341,445
Capitol Federal Financial	112,900	1,297,221
†Columbia Financial	35,300	653,050
Essent Group	96,009	4,225,356
Federal Agricultural Mortgage Class C	7,874	854,487
†Finance of America Class A	27,100	134,145
Flagstar Bancorp	45,400	2,305,412
FS Bancorp	6,200	214,582
Hingham Institution For Savings	1,260	424,242
Home Bancorp	6,274	242,678
Home Point Capital	5,700	23,484
HomeStreet	19,329	795,388
Kearny Financial	62,437	776,092
Luther Burbank	13,600	182,376
Merchants Bancorp	8,776	346,389
Meridian Bancorp	41,954	870,965
Meta Financial Group	28,200	1,479,936
†Mr Cooper Group	60,802	2,503,218
†NMI Holdings Class A	72,700	1,643,747
Northfield Bancorp	40,156	689,077
Northwest Bancshares	108,109	1,435,688
†Ocwen Financial	6,700	188,471
PCSB Financial	13,400	247,096
PennyMac Financial Services	28,600	1,748,318
†Pioneer Bancorp	13,400	169,376
Premier Financial	31,475	1,002,164
Provident Bancorp	16,255	260,405
Provident Financial Services	64,751	1,519,706
Radian Group	160,554	3,647,787
Southern Missouri Bancorp	6,398	287,206
TrustCo Bank	15,900	508,323
†Velocity Financial	6,600	86,856
Walker & Dunlop	25,563	2,901,401
Washington Federal	59,700	2,048,307
Waterstone Financial	19,180	392,998
WSFS Financial	40,649	2,085,700
		41,424,907
Tobacco–0.14%
†22nd Century Group	136,400	403,744
Turning Point Brands	12,125	578,969
Universal	21,342	1,031,459
Vector Group	124,686	1,589,746
		3,603,918
Trading Companies & Distributors–1.34%
†Alta Equipment Group	16,590	227,781
Applied Industrial Technologies	33,430	3,013,046
†Beacon Roofing Supply	47,890	2,287,226
†BlueLinx Holdings	7,700	376,376
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Boise Cascade	33,546	$ 1,810,813
CAI International	14,207	794,313
†Custom Truck One Source	39,700	370,401
†DXP Enterprises	14,443	427,080
†EVI Industries	5,900	160,480
GATX	30,300	2,713,668
Global Industrial	11,158	422,777
†GMS	36,600	1,603,080
H&E Equipment Services	27,081	939,981
†Herc Holdings	21,900	3,579,774
†Karat Packaging	3,100	65,193
†Lawson Products	4,271	213,593
McGrath RentCorp	20,540	1,477,853
†MRC Global	72,000	528,480
†NOW	98,356	752,423
Rush Enterprises Class A	37,528	1,694,764
Rush Enterprises Class B	4,360	199,557
†Textainer Group Holdings	42,420	1,480,882
†Titan Machinery	16,270	421,556
†Transcat	6,100	393,328
Triton International	57,889	3,012,544
†Veritiv	12,700	1,137,412
†WESCO International	38,078	4,391,155
†Willis Lease Finance	2,200	81,818
		34,577,354
Water Utilities–0.38%
American States Water	32,479	2,777,604
Artesian Resources Class A	7,363	281,046
†Cadiz	17,000	119,680
California Water Service Group	44,242	2,607,181
Global Water Resources	11,183	209,346
Middlesex Water	15,531	1,596,276
†Pure Cycle	20,000	266,200
SJW Group	24,015	1,586,431
York Water	10,537	460,256
		9,904,020
Wireless Telecommunication Services–0.17%
†Gogo	51,200	885,760
Shenandoah Telecommunications	41,750	1,318,465
Telephone & Data Systems	87,200	1,700,400
†United States Cellular	13,100	417,759
		4,322,384
Total Common Stock (Cost $1,599,000,427)		2,540,307,005
RIGHTS–0.01%
=†πContra Aduro Biotech CVR	15,060	26,957
=†πMedia General CVR	82,000	4,625
=†πNewsstar Financial CVR	22,898	2,327
=†πOncternal Therapeutics CVR	828	1,565

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†πProgenic Pharmaceuticals CVR	99,698	$ 34,894
=†πTobira Therapeutics CVR	7,700	109,109
Total Rights (Cost $1,698)		179,477
WARRANTS–0.00%
†Nabors Industries exp 6/11/26 exercise price USD 166.67	2,445	14,279
†Whiting Petroleum exp 9/01/24 exercise price USD 73.44	5,399	38,603
†Whiting Petroleum exp 9/01/25 exercise price USD 83.45	2,699	19,486
Total Warrants (Cost $737,635)		72,368

	Principal Amount°	Value (U.S. $)
CORPORATE BOND–0.00%
φGAMCO Investors 4.00% 6/15/23	10,000	$ 9,951
Total Corporate Bond (Cost $10,000)		9,951

	Number of Shares
MONEY MARKET FUND–1.57%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	40,523,414	40,523,414
Total Money Market Fund (Cost $40,523,414)		40,523,414

TOTAL INVESTMENTS–99.90% (Cost $1,640,273,174)	2,581,092,215
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	2,704,788
NET ASSETS APPLICABLE TO 64,853,320 SHARES OUTSTANDING–100.00%	$2,583,797,003

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2021.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $179,477, which represented 0.01% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Contra Aduro Biotech CVR	10/2/2020	$—	$26,957
Media General CVR	1/18/2017	—	4,625
Newsstar Financial CVR	12/26/2017	—	2,327
Oncternal Therapeutics CVR	12/26/2017	1,698	1,565
Progenic Pharmaceuticals CVR	6/22/2020	—	34,894
Tobira Therapeutics CVR	11/2/2016	—	109,109
Total		$1,698	$179,477
LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
388	E-mini Russell 2000 Index	$42,695,520	$43,505,520	12/17/21	$—	$(810,000)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
SOC–Societe Generale
See accompanying notes.
LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
 Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$2,540,307,005	$—	$—	$2,540,307,005
Rights	—	—	179,477	179,477
Warrants	72,368	—	—	72,368
Corporate Bond	—	9,951	—	9,951
Money Market Fund	40,523,414	—	—	40,523,414
Total Investments	$2,580,902,787	$9,951	$179,477	$2,581,092,215
Derivatives:

Liabilities:
Futures Contract	$(810,000)	$—	$—	$(810,000)
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP SSGA Small-Cap Index Fund–26